Schedule of other current assets (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Other Assets
Prepayments	$ 264,413	$ 161,718
Deposits	29,942	69,942
Advances		125,122
Other Assets	$ 294,355	$ 356,782